RELATED PARTY TRANSACTIONS	3 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 2 -    RELATED PARTY TRANSACTIONS

The Company makes use of office space and management services controlled by a related party. These services are non-contractual and are on an as-used basis. The Company also, from time to time, has some of its expenses paid by related parties with the intent to repay. In 2010, the Company incurred $75,242 debt for such expenses. These types of transactions, from time to time, result in related party balances on the Company’s books as a necessary part of funding the Company’s operations. At June 30, 2011, the Company owed related parties $7,000 for expenses which were paid on behalf of the Company.